Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 19, 2021	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) Segment	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net assets				¥ 1,096,900,000		¥ 1,735,831,000		$ 157,500
Accumulated losses				(3,175,200,000)				(455,900)
Net operating loss				805,600,000	$ 115,700	631,436,000	¥ 197,763,000
Net operating cash outflow				¥ 679,700,000	97,588	544,926,000	¥ 167,161,000
Cumulative cash contributions | $								440,100
Closing foreign exchange rate				6.9646
Cash, cash equivalents, and short-term investments				¥ 1,061,500,000				152,400
Long-term investments				65,700,000				$ 9,400
Proceeds from issue of ordinary shares		¥ 1,431,800,000	$ 219,900	¥ 132,000	$ 18	¥ 1,431,775,000
Depreciation method				Depreciation is calculated using the straight-line method	Depreciation is calculated using the straight-line method
Equity investment				¥ 0
Number of segments | Segment				1	1
Preferred shares conversion ratio	1
Bottom of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term				2 years	2 years
Top of range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Offices and rental contract lease term				4 years	4 years
Software
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets estimated useful lives				10 years	10 years